Financial assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Disclosure of financial liabilities
The following table provides the fair value details of financial instruments measured at amortized cost in the consolidated statements of financial position.

			JUNE 30, 2023		DECEMBER 31, 2022

	CLASSIFICATION	FAIR VALUE METHODOLOGY	CARRYING VALUE	FAIR VALUE	CARRYING VALUE	FAIR VALUE

Debt securities and other debt	Debt due within one year and long-term debt	Quoted market price of debt	27,509	25,779	25,061	23,026

Disclosure of fair value measurement of assets
The following table provides the fair value details of financial instruments measured at fair value in the consolidated statements of financial position.

			FAIR VALUE
	CLASSIFICATION	CARRYING VALUE OF ASSET (LIABILITY)	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OBSERVABLE MARKET DATA (LEVEL 2)(1)	NON-OBSERVABLE MARKET INPUTS (LEVEL 3)(2)
June 30, 2023
Publicly-traded and privately-held investments (3)	Other non-current assets	225	8	—	217
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	(157)	—	(157)	—
Other	Other non-current assets and liabilities	122	—	198	(76)
December 31, 2022
Publicly-traded and privately-held investments (3)	Other non-current assets	215	9	—	206
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	72	—	72	—
Maple Leaf Sports & Entertainment Ltd. (MLSE) financial liability(4)	Trade payables and other liabilities	(149)	—	—	(149)
Other	Other non-current assets and liabilities	108	—	184	(76)
(1)Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.
(2)Non-observable market inputs such as discounted cash flows and earnings multiples. A reasonable change in our assumptions would not result in a significant increase (decrease) to our level 3 financial instruments.
(3)Unrealized gains and losses are recorded in Other comprehensive (loss) income in the statements of comprehensive income and are reclassified from Accumulated other comprehensive loss to Deficit in the statements of financial position when realized.
(4)Represented BCE’s obligation to repurchase the BCE Master Trust Fund's (Master Trust Fund) 9% interest in MLSE at a price not less than an agreed minimum price. In January 2023, BCE repurchased the interest held by the Master Trust Fund, a trust fund that holds pension fund investments serving the pension obligations of the BCE group pension plan participants, in MLSE for a cash consideration of $149 million.

Disclosure of fair value measurement of liabilities
The following table provides the fair value details of financial instruments measured at fair value in the consolidated statements of financial position.

			FAIR VALUE
	CLASSIFICATION	CARRYING VALUE OF ASSET (LIABILITY)	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OBSERVABLE MARKET DATA (LEVEL 2)(1)	NON-OBSERVABLE MARKET INPUTS (LEVEL 3)(2)
June 30, 2023
Publicly-traded and privately-held investments (3)	Other non-current assets	225	8	—	217
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	(157)	—	(157)	—
Other	Other non-current assets and liabilities	122	—	198	(76)
December 31, 2022
Publicly-traded and privately-held investments (3)	Other non-current assets	215	9	—	206
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	72	—	72	—
Maple Leaf Sports & Entertainment Ltd. (MLSE) financial liability(4)	Trade payables and other liabilities	(149)	—	—	(149)
Other	Other non-current assets and liabilities	108	—	184	(76)
(1)Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.
(2)Non-observable market inputs such as discounted cash flows and earnings multiples. A reasonable change in our assumptions would not result in a significant increase (decrease) to our level 3 financial instruments.
(3)Unrealized gains and losses are recorded in Other comprehensive (loss) income in the statements of comprehensive income and are reclassified from Accumulated other comprehensive loss to Deficit in the statements of financial position when realized.
(4)Represented BCE’s obligation to repurchase the BCE Master Trust Fund's (Master Trust Fund) 9% interest in MLSE at a price not less than an agreed minimum price. In January 2023, BCE repurchased the interest held by the Master Trust Fund, a trust fund that holds pension fund investments serving the pension obligations of the BCE group pension plan participants, in MLSE for a cash consideration of $149 million.

Disclosure of detailed information of foreign currency forward contracts and options
The following table provides further details on our outstanding foreign currency forward contracts and options as at June 30, 2023.

TYPE OF HEDGE	BUY CURRENCY	AMOUNT TO RECEIVE	SELL CURRENCY	AMOUNT TO PAY	MATURITY	HEDGED ITEM
Cash flow (1)	USD	1,217	CAD	1,608	2023	Loans
Cash flow	USD	350	CAD	468	2023	Commercial paper
Cash flow	USD	432	CAD	537	2023	Anticipated purchases
Cash flow	PHP	1,538	CAD	36	2023	Anticipated purchases
Cash flow	USD	824	CAD	1,046	2024	Anticipated purchases
Cash flow	PHP	2,885	CAD	69	2024	Anticipated purchases
Cash flow	USD	60	CAD	78	2025	Anticipated purchases
Economic	USD	78	CAD	98	2023	Anticipated purchases
Economic - call options	CAD	112	USD	78	2023	Anticipated purchases
Economic - put options	USD	165	CAD	214	2023	Anticipated purchases
Economic - call options	USD	116	CAD	155	2023	Anticipated purchases
Economic	USD	130	CAD	171	2024	Anticipated purchases
Economic - options (2)	USD	120	CAD	153	2024	Anticipated purchases
Economic - call options	USD	244	CAD	327	2024	Anticipated purchases
Economic - call options	CAD	225	USD	156	2024	Anticipated purchases
Economic - put options	USD	519	CAD	675	2024	Anticipated purchases
Economic - options (2)	USD	60	CAD	78	2025	Anticipated purchases
Economic - call options	USD	540	CAD	694	2025	Anticipated purchases
Economic - put options	USD	360	CAD	461	2025	Anticipated purchases
(1) Forward contracts to hedge loans secured by receivables under our securitization program.
(2) Foreign currency options with a leverage provision and a profit cap limitation.